Equity-Accounted Joint Ventures - RasGas 3 Joint Venture - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Equity method investments	$ 1,067,783	$ 1,155,316
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%		30.00%
Equity method investments	$ 38,678	60,462
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Equity method investments	$ 234,452	264,126
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Equity method investments	$ 90,659	88,465
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Equity method investments	$ 97,721	120,920
RasGas 3 Joint Venture | Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	60.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,072,509	$ 1,155,316